Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Expense - Schedule Of Deferred Income Tax Assets Liabilities Details
Schedule of Current and Deferred Expenses

Year ended December 31
	2017	2016
Current tax (recovery) expense

Current year (recovery) expense	$–	$–
Current income tax (recovery) expense	$–	$–

Deferred income tax (recovery) expense

Current year (recovery) expense	$–	$–
Deferred income tax (recovery) expense	$–	$–

Schedule of Reconciliation of Effective Tax Rate

	Year ended December 31
Reconciliation of effective tax rate	2017	2016

Net loss	$(64,865)	$(26,982)
Total income tax (recovery) expense	–	–
Loss excluding income tax	(64,865)	(26,982)
Income tax using the Company’s domestic tax rate	(16,865)	(7,015)
Non-deductible expenses and other	(1,914)	512
Change in tax rates	(2,950)	–
Deferred income tax assets not recognized	21,729	6,503
	$–	$–

Schedule of Deferred Income Tax Assets (Liabilities)

The Company’s domestic tax rate for the year was 26% (2016 – 26%).

	December 31	December 31
Deferred income tax assets (liabilities)	2017	2016
Tax losses	$2,617	$3,214
Net deferred income tax assets	2,617	3,214
Resource property/investment in Pebble Partnership	(2,472)	(3,191)
Equipment	(145)	(23)
Net deferred income tax liability	$–	$–

Schedule of Taxable Temporary Differences On Investments

The Group had the following temporary differences at December 31, 2017 in respect of which no deferred tax asset has been recognized:

		Resource
Expiry	Tax losses	pools	Other
Within one year	$–	$–	$–
One to five years	–	–	4,795
After five years	129,239	–	–
No expiry date	78	101,303	196
Total	$129,317	$101,303	$4,991